8. RECEIVABLES FROM CUSTOMERS, TRADERS AND POWER TRANSPORT CONCESSION HOLDERS (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2019
Disclosure Of Advances From Customers [line items]
Debts		R$ 240
Impairment	R$ 210
Cemig Distribuicao SA [member]
Disclosure Of Advances From Customers [line items]
Reduction in doubtful accounts	R$ 46